Annual Operating Expenses - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2025
Fidelity Advisor Growth & Income Fund - Class A
Operating Expenses:
Management fee	0.60%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.87%
Fidelity Advisor Growth & Income Fund - Class C
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.63%
Fidelity Advisor Growth & Income Fund - Class M
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.11%
Fidelity Advisor Growth & Income Fund - Class I
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.63%
Fidelity Advisor Growth & Income Fund - Class Z
Operating Expenses:
Management fee	0.46%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.49%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.20%, 0.22%, 0.22%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.